UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

August 31, 2007

1.805760.103

TCC-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 8.0%
	Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 0.6%
	7/25/08	5.03 to 5.04%	$ 213,700,000	$ 204,362,006
Federal Home Loan Bank - 5.7%
	10/2/07 to 2/13/08	5.20 to 5.44 (c)	1,856,000,000	1,855,720,108
Freddie Mac - 1.7%
	1/7/08 to 7/21/08	5.04 to 5.32	561,301,000	541,848,035
TOTAL FEDERAL AGENCIES				2,601,930,149
Interfund Loans - 0.1%

With Fidelity Growth and Income Portfolio at 5.47% due 9/4/07 (b)			28,746,000	$ 28,746,000
Repurchase Agreements - 92.3%
	Maturity Amount
In a joint trading account at:
5.02% dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) #	$ 293,364,443	293,201,000
5.06% dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) #	3,359,292,836	3,357,406,000
5.36% dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	707,220,249	706,799,000
5.37% dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	11,862,311,356	11,855,234,000
With:
Banc of America Securities LLC at 5.44%, dated 8/31/07 due 9/4/07:
(Collateralized by Commercial Paper Obligations valued at $360,060,001, 5.25% - 5.68%, 9/4/07 - 2/25/19)	353,213,173	353,000,000
(Collateralized by Mortgage Loan Obligations valued at $659,664,714, 0.54% - 5.83%, 10/20/08 - 11/25/51)	646,390,112	646,000,000
Barclays Capital, Inc. at 5.46%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $1,654,440,000, 1.25% - 9.88%, 9/20/07 - 12/29/49)	1,622,983,112	1,622,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Citigroup Global Markets, Inc. at 5.46%, dated 8/31/07 due 9/4/07:
(Collateralized by Mortgage Loan Obligations valued at $204,000,202, 0% - 6.01%, 9/20/07 - 5/15/17)	$ 200,121,222	$ 200,000,000
(Collateralized by Mortgage Loan Obligations valued at $51,000,001, 5.95% - 6.26%, 5/10/47 - 11/20/57)	50,030,306	50,000,000
(Collateralized by Mortgage Loan Obligations valued at $633,829,307, 4.87% - 26.37%, 2/15/17 - 9/20/51)	609,369,122	609,000,000
(Collateralized by Mortgage Loan Obligations valued at $806,770,693, 0% - 5.61%, 2/15/09 - 3/25/35)	763,462,463	763,000,000
Credit Suisse First Boston, Inc. at:
5.42%, dated 8/31/07 due 9/4/07:
(Collateralized by Corporate Obligations valued at $259,083,706, 3.34% - 9%, 9/20/07 - 8/15/37)	254,152,964	254,000,000
(Collateralized by Corporate Obligations valued at $510,001,429, 2.82% - 8.25%, 10/1/07 - 1/15/36)	500,301,111	500,000,000
5.46%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $765,002,045, 0% - 9.75%, 9/10/07 - 5/15/67)	750,455,000	750,000,000
Deutsche Bank Securities, Inc. at:
5.45%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $76,122,928, 5.65% - 7.9%, 7/2/10 - 12/25/34)	74,044,770	74,000,000
5.53%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $1,625,400,000, 0% - 8.51%, 4/15/08 - 9/20/51)	1,548,950,300	1,548,000,000
Goldman Sachs & Co. at:
5.45%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $123,421,791, 0% - 10%, 7/15/09 - 2/25/47)	121,073,205	121,000,000
5.47%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $210,000,433, 1.38% - 7%, 12/15/11 - 2/15/24)	200,121,444	200,000,000
5.48%, dated 8/31/07 due 9/4/07 (Collateralized by Equity Securities valued at $525,000,051)	500,304,167	500,000,000
Lehman Brothers, Inc. at 5.48%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $1,690,674,815, 0% - 9.25%, 2/1/08 - 5/15/37)	1,622,987,618	1,622,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 5.43%, dated 8/31/07 due 9/4/07:
(Collateralized by Corporate Obligations valued at $233,584,297, 5.25% - 9.52%, 6/26/12 - 6/15/30)	$ 229,138,036	$ 229,000,000
(Collateralized by Mortgage Loan Obligations valued at $808,503,786, 0% - 7.56%, 2/25/08 - 12/11/49)	770,464,139	770,000,000
Morgan Stanley & Co. at:
5.47%, dated 8/31/07 due 9/4/07 (Collateralized by Equity Securities valued at $991,197,551)	944,573,742	944,000,000
5.49%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $706,317,308, 0% - 9.01%, 7/15/09 - 10/28/52)	678,413,203	678,000,000
UBS Warburg LLC at 5.28%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $509,852,935, 5.46% - 6.18%, 7/15/23 - 3/25/37) (c)(d)	521,353,800	495,000,000
Wachovia Securities, Inc. at 5.48%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $1,020,000,001, 5.22% - 6.10%, 6/15/19 - 2/15/51)	1,000,608,889	1,000,000,000
TOTAL REPURCHASE AGREEMENTS		30,140,640,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $32,771,316,149)		32,771,316,149
NET OTHER ASSETS - (0.4)%		(123,880,240)
NET ASSETS - 100%		$ 32,647,435,909
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$293,201,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 25,624,946
Citigroup Global Markets, Inc.	93,173,804
Lehman Brothers, Inc.	78,839,373
UBS Securities LLC	95,562,877
$ 293,201,000
$3,357,406,000 due 9/04/07 at 5.06%
BNP Paribas Securities Corp.	$ 532,482,669
Dresdner Kleinwort Securities LLC	347,168,051
Lehman Brothers, Inc.	889,246,058
Merrill Lynch Government Securities, Inc.	1,588,509,222
$ 3,357,406,000
Repurchase Agreement / Counterparty	Value
$706,799,000 due 9/04/07 at 5.36%
BNP Paribas Securities Corp.	$ 161,974,771
Banc of America Securities LLC	161,974,771
Bear Stearns & Co., Inc.	88,349,875
Credit Suisse Securities (USA) LLC	294,499,583
$ 706,799,000
$11,855,234,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 273,933,128
Banc of America Securities LLC	4,198,007,396
Bank of America, NA	1,886,864,681
Bear Stearns & Co., Inc.	235,858,085
Citigroup Global Markets, Inc.	743,888,381
Credit Suisse Securities (USA) LLC	471,716,170
Greenwich Capital Markets, Inc.	235,858,085
HSBC Securities (USA), Inc.	471,716,170
ING Financial Markets LLC	943,432,340
Societe Generale, New York Branch	1,415,148,511
UBS Securities LLC	459,923,266
WestLB AG	518,887,787
$ 11,855,234,000
Income Tax Information
At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $32,771,316,149.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

August 31, 2007

1.805745.103

MCC-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value
Alabama - 1.4%
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 4.02%, VRDN (a)(b)	$ 9,500,000	$ 9,500,000
Alaska - 2.5%
Alaska Indl. Dev. & Export Auth. Series B, 4% (AMBAC Insured), VRDN (a)(b)	4,500,000	4,500,000
Alaska Int'l. Arpts. Revs. Series 2006 C, 4.1% (MBIA Insured), VRDN (a)(b)	12,000,000	12,000,000
		16,500,000
Arizona - 2.7%
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 4%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 4.06%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN Series LB 06 P29U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,625,000	1,625,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MT 247, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,420,000	1,420,000
Series RBC I 29, 4.06% (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,100,000	2,100,000
Tucson Ind. Dev. Auth. Participating VRDN Series LB 06 P39U, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,990,000	2,990,000
		18,435,325
Arkansas - 1.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 4.08%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MS 1139, 4.1% (Liquidity Facility Morgan Stanley) (a)(b)(c)	4,002,500	4,002,500
Series ROC II R121, 4.06% (Liquidity Facility Citibank NA) (a)(b)(c)	2,375,000	2,375,000
		7,377,500
California - 2.3%
California Hsg. Fin. Agcy. Rev. Series 2001 R, 3.99% (AMBAC Insured), VRDN (a)(b)	7,975,000	7,975,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 3.99%, LOC Union Bank of California, VRDN (a)(b)	$ 5,700,000	$ 5,700,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.3%, VRDN (a)(b)	500,000	500,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 4.1%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
		15,600,000
Colorado - 2.7%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 4.15%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 4.05%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series LB 07 P17, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,300,000	1,300,000
Series PT 688, 4.12% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	6,235,000	6,235,000
Series PT 920, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,340,000	4,340,000
Series 2000 B, 4.15% (MBIA Insured), VRDN (a)(b)	3,000,000	3,000,000
El Paso County Single Family Mtg. Rev. Participating VRDN Series MS 1136, 4.1% (Liquidity Facility Morgan Stanley) (a)(b)(c)	508,000	508,000
		18,083,000
Delaware - 1.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 4.2%, VRDN (a)	5,700,000	5,700,000
Series 1999 A, 4.2%, VRDN (a)	500,000	500,000
Series 1999 B, 4.2%, VRDN (a)(b)	1,100,000	1,100,000
		7,300,000
District Of Columbia - 2.6%
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BNY 05 5, 4.15% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series EGL 07 0025, 4.05% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	$ 1,880,000	$ 1,880,000
Series EGL 07 0026, 4.05% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	1,100,000	1,100,000
Series PT 1991, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,130,000	3,130,000
Series Putters 1691, 4.05% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000,000	1,000,000
Series Putters 1949, 4.05% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,000,000	6,000,000
Series ROC II R 360, 4.06% (Liquidity Facility Citibank NA) (a)(b)(c)	605,000	605,000
Series ROC II R195, 4.06% (Liquidity Facility Citibank NA) (a)(b)(c)	1,500,000	1,500,000
		17,315,000
Florida - 5.3%
Alachua County Shands HealthCare Participating VRDN Series PA 1472, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 519, 4.12% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,205,000	1,205,000
Florida Hsg. Participating VRDN Series Clipper 05 17, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	452,000	452,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,400,000	1,400,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 4%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	1,300,000	1,300,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 3.96%, LOC SunTrust Banks, Inc., VRDN (a)(b)	2,500,000	2,500,000
Miami Gen. Oblig. Participating VRDN Series EC 1168, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series MS 06 1415, 4.08% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,370,000	2,370,000
Series MS 1253, 4.08% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County School District Participating VRDN Series MT 413, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 14,825,000	$ 14,825,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,740,000	1,740,000
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 2355, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,450,000	5,450,000
		35,942,000
Georgia - 6.9%
Atlanta Arpt. Rev. Participating VRDN Series Merlots 00 CCC, 4.07% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,800,000	1,800,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) 4.07%, LOC Fannie Mae, VRDN (a)(b)	2,750,000	2,750,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 4.1%, VRDN (a)(b)	5,300,000	5,300,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 4.03%, LOC Regions Bank of Alabama, VRDN (a)(b)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 4.08%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	5,800,000	5,800,000
Series 2000 C, 4.08%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	5,300,000	5,300,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 4.12%, LOC Comerica Bank, Detroit, VRDN (a)(b)	935,000	935,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,845,000	1,845,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 4.07%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,985,000	1,985,000
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 4.03%, LOC Fannie Mae, VRDN (a)(b)	3,270,000	3,270,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 4.12%, LOC Wachovia Bank NA, VRDN (a)(b)	4,335,000	4,335,000
		46,270,000
Municipal Securities - continued
	Principal Amount	Value
Hawaii - 1.3%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PA 1238, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 1,690,000	$ 1,690,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,080,000	7,080,000
		8,770,000
Illinois - 7.5%
Aurora Single Family Mtg. Rev. Participating VRDN Series Merlots 07 E5, 4.07% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,295,000	5,295,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 4.07%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 4.05% (Liquidity Facility Citibank NA) (a)(c)	2,450,000	2,450,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 4.01% (MBIA Insured), VRDN (a)(b)	3,700,000	3,700,000
Series 1998 B, 4.01% (MBIA Insured), VRDN (a)(b)	3,990,000	3,990,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 4.09% (Liquidity Facility DEPFA BANK PLC) (a)(b)(c)	2,000,000	2,000,000
Series MT 53, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,300,000	2,300,000
Series MT 59, 4.09% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	6,150,000	6,150,000
Series PT 1993, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,020,000	1,020,000
Series Putters 653Z, 4.05% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,195,000	4,195,000
Series ROC II R239, 4.06% (Liquidity Facility Citibank NA) (a)(b)(c)	15,620,000	15,620,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) 4.02%, VRDN (a)(b)	2,300,000	2,300,000
		50,435,000
Indiana - 2.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy, Inc. Proj.) Series B, 3.99%, LOC Calyon, VRDN (a)(b)	2,500,000	2,500,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,050,000	5,050,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 4.09% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	4,415,000	4,415,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN: - continued
Series PT 731, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 2,600,000	$ 2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 4.25%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	160,000	160,000
Whiting Envir. Facilities Rev. (BP PLC Proj.) 4% (BP PLC Guaranteed), VRDN (a)(b)	2,900,000	2,900,000
		17,625,000
Kansas - 1.0%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 4.07%, LOC Bank of America NA, VRDN (a)(b)	6,800,000	6,800,000
Kentucky - 3.3%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 4.01%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 4.18% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 4.18% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 4.18% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 4.01%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 4.08% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,445,000	1,445,000
		21,985,000
Louisiana - 4.1%
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,815,000	4,815,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 4.23% (ConocoPhillips Guaranteed), VRDN (a)(b)	900,000	900,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1224, 4.1% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,853,839	3,853,839
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN Series Clipper 05 11, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	$ 1,483,000	$ 1,483,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) 4.02%, VRDN (a)(b)	6,250,000	6,250,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 4.1%, VRDN (a)(b)	1,000,000	1,000,000
Series 1994 A, 4.1%, VRDN (a)(b)	3,700,000	3,700,000
Series 1994 B, 4.06%, VRDN (a)	2,600,000	2,600,000
Series 1995, 4.1%, VRDN (a)(b)	3,050,000	3,050,000
		27,651,839
Maine - 0.0%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 185, 4.12% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	20,000	20,000
Michigan - 0.0%
Michigan Strategic Fund Ltd. Oblig. Rev. (MANS Proj.) Series A, 4.11%, LOC Comerica Bank, Detroit, VRDN (a)(b)	300,000	300,000
Minnesota - 1.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 4.12% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN:
Series Clipper 06 1, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,600,000	4,600,000
Series LB 03 L28J, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,455,000	2,455,000
		8,755,000
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 4.01%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,700,000	4,700,000
Missouri - 0.4%
Saint Louis Indl. Dev. Auth. Series 1994, 4.05%, LOC Bank of America NA, VRDN (a)(b)	1,100,000	1,100,000
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 4.05% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,600,000	1,600,000
		2,700,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 0.4%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 4.05%, LOC Bank of America NA, VRDN (a)(b)	$ 1,500,000	$ 1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 4.07% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,390,000	1,390,000
		2,890,000
Nevada - 3.1%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,400,000	3,400,000
Series Putters 498, 4.05% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)(c)	5,225,000	5,225,000
Clark County Indl. Dev. Rev.:
Participating VRDN Series PA 1023, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
(Southwest Gas Corp. Proj.) Series A, 4%, LOC Bank of America NA, VRDN (a)(b)	3,750,000	3,750,000
Nevada Dept. of Bus. & Industry (Republic Svcs., Inc. Proj.) 4.3%, VRDN (a)(b)	2,500,000	2,500,000
		21,065,000
New Hampshire - 1.0%
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 3, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	5,920,000	5,920,000
Series Merlots 02 A4, 4.07% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	645,000	645,000
		6,565,000
New Mexico - 0.5%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,211,000	3,211,000
New York & New Jersey - 1.3%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 4.05% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	8,700,000	8,700,000
Non State Specific - 0.5%
Multi-state Participating VRDN Series Putters 1850 F, 4.15% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,470,000	1,470,000
Municipal Securities - continued
	Principal Amount	Value
Non State Specific - continued
Multi-state Hsg. Participating VRDN Series Clipper 04 11, 4.08% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	$ 1,324,000	$ 1,324,000
Multi-State Hsg. Participating VRDN Series Clipper 07 14, 4.07% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	600,000	600,000
		3,394,000
North Carolina - 2.8%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 4.13%, LOC Nat'l. City Bank Cleveland, VRDN (a)(b)	460,000	460,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (a)(b)	6,550,000	6,550,000
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 4.05%, LOC Bank of America NA, VRDN (a)(b)	2,000,000	2,000,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 4.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,540,000	2,540,000
Series Merlots A70, 4.07% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	910,000	910,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Participating VRDN Series MT 100, 4.09% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	6,430,000	6,430,000
		18,890,000
Ohio - 3.2%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 4.1% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 B, 4.1% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,400,000	1,400,000
Series 2007 C, 4.1% (Deutsche Post AG Guaranteed), VRDN (a)(b)	1,200,000	1,200,000
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 4.18%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 4.15%, VRDN (a)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BA 01 I, 4.06% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,125,000	1,125,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, 3.98% (Liquidity Facility Citibank NA), VRDN (a)(b)	$ 4,000,000	$ 4,000,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 4.05%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,800,000	6,800,000
		21,425,000
Oklahoma - 0.5%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Clipper 04 3, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,690,875	3,690,875
Oregon - 0.5%
Oregon Homeowner Rev. Participating VRDN Series MT 228, 4.1% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)(c)	1,840,000	1,840,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 4.05%, LOC Bank of America NA, VRDN (a)(b)	1,685,000	1,685,000
		3,525,000
Pennsylvania - 3.1%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 4.15%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,150,000	9,150,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 4.18%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,090,000	1,090,000
(Merck & Co. Proj.) Series 2000, 4.02%, VRDN (a)(b)	2,900,000	2,900,000
(York Wtr. Co. Proj.) Series B, 4.03% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	1,210,000	1,210,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 2004 D3, 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.3%, VRDN (a)(b)	800,000	800,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C50, 4.07% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,000,000	1,000,000
Philadelphia Arpt. Rev. Series 2005 C, 4% (MBIA Insured), VRDN (a)(b)	2,000,000	2,000,000
		20,850,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 3.8%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 4.02%, VRDN (a)(b)	$ 4,000,000	$ 4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 4.12%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,265,000	5,265,000
(Cedarwoods Apts. Proj.) 4.07%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,435,000	5,435,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 A, 4.05%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
		25,700,000
South Dakota - 1.1%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series BA 01 S, 4.06% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,305,000	1,305,000
Series LB 06 P41, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,800,000	2,800,000
Series 2006 C, 3.98% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	3,000,000	3,000,000
		7,105,000
Tennessee - 0.8%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 4.07% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	900,000	900,000
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 4.04% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	1,295,000	1,295,000
		5,195,000
Texas - 10.6%
Alliance Arpt. Auth. Spl. Facilities Rev. Participating VRDN Series PA 1429, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,220,000	2,220,000
Brazos County Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 76, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,980,000	1,980,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 4.07% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	$ 1,595,000	$ 1,595,000
Series PT 2830, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,470,000	3,470,000
Series PT 738, 4.12% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	3,910,000	3,910,000
Series Putters 351, 4.05% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Series Putters 353, 4.05% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,950,000	2,950,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 4%, VRDN (a)(b)	1,000,000	1,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 4.02% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
(Exxon Mobil Proj.) Series 2000, 4% (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	15,000,000	15,000,000
Houston Arpt. Sys. Rev. Series A, 3.99% (FSA Insured), VRDN (a)(b)	1,500,000	1,500,000
Houston Gen. Oblig. Participating VRDN Series PT 2974, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,000,000	1,000,000
Houston Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series Merlots 07 C43, 4.07% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	5,265,000	5,265,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 4.05%, LOC Bank of America NA, VRDN (a)(b)	4,700,000	4,700,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 4.25%, VRDN (a)(b)	2,895,000	2,895,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 4.03% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
Port of Houston Auth. Participating VRDN Series Munitops 2006 69, 4.07% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)(c)	2,320,000	2,320,000
Port of Houston Auth. Rev. Participating VRDN Series LB 06 K69, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,700,000	2,700,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 4.3% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,075,000	3,075,000
		71,380,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 1.5%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 4%, LOC Fannie Mae, VRDN (a)(b)	$ 3,000,000	$ 3,000,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 4.12% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	3,000,000	3,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1997, 4.13%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	3,300,000	3,300,000
Virginia Hsg. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series LB 06 P109, 4.25% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	1,100,000	1,100,000
		10,400,000
Washington - 11.1%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 4.07% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
Port of Seattle Rev. Participating VRDN Series PT 2171, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,135,000	9,135,000
Port of Tacoma Rev.:
Participating VRDN:
Series Putters 1043, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	3,050,000	3,050,000
Series Putters 1053, 4.05% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	3,060,000	3,060,000
4.1% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	13,960,000	13,960,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 4.08%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 4.05%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Columbia Heights Proj.) Series A, 3.95%, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,045,000	4,045,000
(Highland Park Apts. Proj.) Series A, 4%, LOC Bank of America NA, VRDN (a)(b)	6,040,000	6,040,000
(Seaport Landing Retirement Proj.) Series A, 3.95%, LOC Bank of America NA, VRDN (a)(b)	6,880,000	6,880,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Silver Creek Retirement Proj.) Series A, 3.95%, LOC Wells Fargo Bank NA, VRDN (a)(b)	$ 2,000,000	$ 2,000,000
(Woodland Retirement Proj.) Series A, 3.95%, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,300,000	10,300,000
		75,015,000
West Virginia - 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 B, 4.12%, LOC Deutsche Bank AG, VRDN (a)(b)	815,000	815,000
Wisconsin - 3.0%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 4.27%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN Series PA 1331, 4.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,355,000	1,355,000
Series 2005 D, 4.04% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	14,275,000	14,275,000
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 F, 3.94% (MBIA Insured), VRDN (a)(b)	2,080,000	2,080,000
Series 2002 H, 3.94% (MBIA Insured), VRDN (a)(b)	1,220,000	1,220,000
		20,030,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $671,910,539)		671,910,539
NET OTHER ASSETS - 0.3%		1,803,699
NET ASSETS - 100%		$ 673,714,238
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $671,910,539.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Security Lending
Cash Central Fund

August 31, 2007

1.805768.103

CSL-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 9.2%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 0.7%
11/30/07	5.25%	$ 112,000,000	$ 110,595,800
Federal Home Loan Bank - 6.9%
9/21/07 to 2/13/08	5.20 to 5.49 (b)	1,050,000,000	1,049,838,799
Freddie Mac - 1.6%
3/14/08 to 6/12/08	5.32	242,000,000	234,012,083
TOTAL FEDERAL AGENCIES			1,394,446,682
Time Deposits - 3.6%

Wells Fargo Bank NA, San Francisco
9/4/07	4.50	550,000,000	550,000,000
Repurchase Agreements - 88.6%
	Maturity Amount
In a joint trading account at:
5.36% dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	$ 4,860,895	4,858,000
5.37% dated 8/31/07 due 9/4/07 (Collateralized by U.S. Government Obligations) #	7,839,042,972	7,834,366,000
With:
Banc of America Securities LLC at 5.44%, dated 8/31/07 due 9/4/07:
(Collateralized by Mortgage Loan Obligations valued at $164,850,000, 0% - 6.5%, 3/15/19 - 12/12/49)	157,094,811	157,000,000
(Collateralized by Corporate Obligations valued at $600,780,000, 3.75% - 8.8%, 5/1/08 - 12/15/47)	589,355,691	589,000,000
Barclays Capital, Inc. at 5.46%, dated 8/31/07 due 9/4/07:
(Collateralized by Corporate Obligations valued at $455,940,000, 5.95% - 6.07%, 12/8/45 - 2/4/48)	447,270,932	447,000,000
(Collateralized by Equity Securities valued at $313,950,116)	299,181,227	299,000,000
Citigroup Global Markets, Inc. at 5.46%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $778,756,839, 4.56% - 6.18%, 9/25/35 - 9/3/47)	746,452,159	746,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With:
Credit Suisse First Boston, Inc. at 5.42%, dated 8/31/07 due 9/4/07:
(Collateralized by Commercial Paper Obligations valued at $510,002,299, 0%, 9/4/07 - 1/3/08)	$ 500,301,111	$ 500,000,000
(Collateralized by Corporate Obligations valued at $250,923,221, 2.61% - 8.06%, 5/1/08 - 7/1/38)	246,148,147	246,000,000
Deutsche Bank Securities, Inc. at 5.53%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $783,300,001, 0% - 8.34%, 12/15/09 - 12/11/49)	746,457,961	746,000,000
Goldman Sachs & Co. at 5.45%, dated 8/31/07 due 9/4/07:
(Collateralized by Corporate Obligations valued at $102,000,000, 4.5% - 10.38%, 1/2/30 - 3/23/51)	100,060,500	100,000,000
(Collateralized by Mortgage Loan Obligations valued at $397,950,000, 4.77% - 7.94%, 10/12/08 - 12/26/36)	379,229,295	379,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.43%, dated 8/31/07 due 9/4/07 (Collateralized by Mortgage Loan Obligations valued at $783,302,691, 2.57% - 6.28%, 1/25/11 - 12/12/49)	746,449,672	746,000,000
Morgan Stanley & Co. at:
5.45%, dated 8/31/07 due 9/4/07 (Collateralized by Corporate Obligations valued at $410,478,090, 3.38% - 5.75%, 9/5/07 - 8/11/14)	400,242,222	400,000,000
5.47%, dated 8/31/07 due 9/4/07 (Collateralized by Equity Securities valued at $58,800,021)	56,034,036	56,000,000
UBS Warburg LLC at 5.28%, dated 10/5/06 due 10/3/07 (Collateralized by U.S. Government Obligations valued at $200,854,830, 5.43% - 6.17%, 3/15/37 - 4/15/37) (b)(c)	205,381,800	195,000,000
TOTAL REPURCHASE AGREEMENTS		13,445,224,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $15,389,670,682)		15,389,670,682
NET OTHER ASSETS - (1.4)%		(211,953,288)
NET ASSETS - 100%		$ 15,177,717,394
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,858,000 due 9/04/07 at 5.36%
BNP Paribas Securities Corp.	$ 1,113,292
Banc of America Securities LLC	1,113,292
Bear Stearns & Co., Inc.	607,250
Credit Suisse Securities (USA) LLC	2,024,166
$ 4,858,000
Repurchase Agreement / Counterparty	Value
$7,834,366,000 due 9/04/07 at 5.37%
BNP Paribas Securities Corp.	$ 181,024,886
Banc of America Securities LLC	2,774,194,622
Bank of America, NA	1,246,908,201
Bear Stearns & Co., Inc.	155,863,525
Citigroup Global Markets, Inc.	491,588,259
Credit Suisse Securities (USA) LLC	311,727,050
Greenwich Capital Markets, Inc.	155,863,525
HSBC Securities (USA), Inc.	311,727,050
ING Financial Markets LLC	623,454,101
Societe Generale, New York Branch	935,181,152
UBS Securities LLC	303,933,874
WestLB AG	342,899,755
$ 7,834,366,000
Income Tax Information
At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $15,389,670,682.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

August 31, 2007

1.805752.103

TFC-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
Alabama - 2.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 4.05%, VRDN (a)	$ 4,800,000	$ 4,800,000
Series 1995 D, 4.05%, VRDN (a)	3,450,000	3,450,000
Jefferson County Swr. Rev. Series 2002 C6, 3.99% (XL Cap. Assurance, Inc. Insured), VRDN (a)	1,300,000	1,300,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 3.96%, VRDN (a)	3,100,000	3,100,000
		12,650,000
Alaska - 1.8%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.):
Series 2003 A, 3.94%, VRDN (a)	5,400,000	5,400,000
Series B, 3.94%, VRDN (a)	5,900,000	5,900,000
		11,300,000
Arizona - 1.1%
Arizona State Univ. Revs. Participating VRDN Series PT 2264, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,800,000	3,800,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series PZ 113, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,000,000	3,000,000
Series PZ 85, 4.07% (Liquidity Facility BNP Paribas SA) (a)(b)	300,000	300,000
		7,100,000
California - 2.5%
California Gen. Oblig. Participating VRDN Series LB 07 K17, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	9,175,000	9,175,000
Santa Clara Valley Wtr. District Wtr. Util. Sys. Rev. Participating VRDN Series LB 06 K92, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	6,345,000	6,345,000
		15,520,000
Colorado - 2.2%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	4,970,000	4,970,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series MS 997, 4.06% (Liquidity Facility Morgan Stanley) (a)(b)	4,205,000	4,205,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series PZ 112, 4.01% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 4,710,000	$ 4,710,000
Series PZ 46, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	200,000	200,000
		14,085,000
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 4.02% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,070,000	3,070,000
Florida - 11.7%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.99%, VRDN (a)	1,935,000	1,935,000
Florida Board of Ed. Participating VRDN:
Series MSTC 01 131, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,200,000	1,200,000
Series PA 969, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,095,000	3,095,000
Florida Dept. of Ed. Cmnty. College Participating VRDN Series PZ 182, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,440,000	3,440,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 4.07% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,400,000	1,400,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 4.03% (Liquidity Facility Citibank NA) (a)(b)	11,800,000	11,800,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 3.97%, VRDN (a)	3,500,000	3,500,000
Series 1985 D, 3.97%, VRDN (a)	4,500,000	4,500,000
Series 1995 A, 3.98%, VRDN (a)	4,400,000	4,400,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 4.02%, VRDN (a)	1,180,000	1,180,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 3642, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,940,000	1,940,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) 4%, LOC SunTrust Banks, Inc., VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 738, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 5,010,000	$ 5,010,000
Palm Beach County Health Facilities Auth. Health Facilities Rev. (Bethesda Health Care Sys. Proj.) 4%, LOC SunTrust Banks, Inc., VRDN (a)	3,650,000	3,650,000
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 184, 4.09% (Liquidity Facility Deutsche Bank AG) (a)(b)	4,335,000	4,335,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.95%, VRDN (a)	1,500,000	1,500,000
Sunshine State Govt. Fing. Commission Rev. Series 1986:
3.95% (AMBAC Insured), VRDN (a)	3,200,000	3,200,000
4.05% (AMBAC Insured), VRDN (a)	6,900,000	6,900,000
Tallahassee Cap. Rev. Participating VRDN Series Putters 607, 4.03% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,345,000	2,345,000
		73,930,000
Georgia - 3.6%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) 3.96%, LOC Bank of America NA, VRDN (a)	1,390,000	1,390,000
Atlanta Gen. Oblig. Participating VRDN Series SG 123, 4.02% (Liquidity Facility Societe Generale) (a)(b)	9,845,000	9,845,000
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 4.01% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,730,000	2,730,000
Series PZ 271, 4.04% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,760,000	6,760,000
Macon-Bibb County Hosp. Auth. Rev. (Central Sr. Health, Inc./Carlyle Place Proj.) 4%, LOC SunTrust Banks, Inc., VRDN (a)	2,000,000	2,000,000
		22,725,000
Illinois - 7.5%
Chicago Board of Ed.:
Series 2005 D1, 4.05% (CIFG North America Insured), VRDN (a)	6,500,000	6,500,000
Series 2005 D2, 4.05% (CIFG North America Insured), VRDN (a)	2,900,000	2,900,000
Chicago Gen. Oblig. Participating VRDN Series PT 2359, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,670,000	1,670,000
Chicago Park District Participating VRDN Series Putters 974, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,865,000	2,865,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 4.09% (Liquidity Facility BNP Paribas SA) (a)(b)	$ 2,310,000	$ 2,310,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.97%, LOC Harris NA, VRDN (a)	700,000	700,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 3.97%, LOC JPMorgan Chase Bank, VRDN (a)	1,370,000	1,370,000
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3252, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,480,000	1,480,000
Illinois Gen. Oblig. Participating VRDN:
Series EC 1082, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,200,000	1,200,000
Series PT 2010, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,780,000	2,780,000
Series PT 871, 4.06% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,000,000	6,000,000
Series Putters 605, 4.03% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,895,000	1,895,000
Series Putters 687, 4.03% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995,000	2,995,000
Series ROC II R4536, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,095,000	5,095,000
Illinois Reg'l. Trans. Auth. Participating VRDN Series MACN 06 Q, 4.03% (Liquidity Facility Bank of America NA) (a)(b)	2,600,000	2,600,000
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4542, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,925,000	4,925,000
Will County Cmnty. High School District #210 Participating VRDN Series PZ 104, 4.07% (Liquidity Facility BNP Paribas SA) (a)(b)	160,000	160,000
		47,445,000
Indiana - 0.5%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,090,000	2,090,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 4.03%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,000,000	1,000,000
		3,090,000
Iowa - 0.6%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 4.03%, LOC KBC Bank NV, VRDN (a)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - 0.2%
Kenton County Arpt. Board Spl. Facilities Rev. (Delta Air Lines Co. Proj.) Series 2000 B, 4.01%, LOC Gen. Elec. Cap. Corp., VRDN (a)	$ 900,000	$ 900,000
Louisiana - 0.2%
New Orleans Aviation Board Rev. Series 1993 B, 4.05% (MBIA Insured), VRDN (a)	1,105,000	1,105,000
Maryland - 2.7%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	40,000	40,000
Maryland Econ. Dev. Corp. Rev. (U.S. Pharmacopeial Convention, Inc. Proj.) Series A, 3.96% (AMBAC Insured), VRDN (a)	1,825,000	1,825,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Edenwald Proj.) Series B, 4%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,250,000	5,250,000
Montgomery County Gen. Oblig. Series 2006 B, 3.95% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	9,900,000	9,900,000
		17,015,000
Massachusetts - 3.0%
Massachusetts Gen. Oblig.:
Participating VRDN Series LB 07 P83W, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	14,950,000	14,950,000
Series 2006 A, 4.03% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,600,000	2,600,000
Series 2006 B, 4.03% (Liquidity Facility Bank of America NA), VRDN (a)	1,500,000	1,500,000
		19,050,000
Michigan - 4.4%
Detroit Swr. Disp. Rev. Participating VRDN Series BS 3066, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,160,000	4,160,000
Ecorse Pub. School District Participating VRDN Series ROC II R7520, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,110,000	4,110,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 4.04% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series ROC II R 4551, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,190,000	2,190,000
Series ROC II R 550, 4.03% (Liquidity Facility Citibank NA) (a)(b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 3.96%, LOC LaSalle Bank Midwest NA, VRDN (a)	$ 3,000,000	$ 3,000,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 3.95%, LOC Comerica Bank, Detroit, VRDN (a)	3,900,000	3,900,000
Univ. of Michigan Univ. Rev. Series 2007 A, 4.05%, VRDN (a)	7,320,000	7,320,000
		27,680,000
Minnesota - 0.6%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series GS 07 1G, 4.01% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	55,000	55,000
Minneapolis Gen. Oblig. Participating VRDN Series Putters 641, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,315,000	1,315,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 4.05% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
		3,770,000
Missouri - 3.3%
Missouri Dev. Fin. Board Cultural Facilities Rev. (Nelson Atkins Museum Proj.) Series 2001 B, 3.96% (MBIA Insured), VRDN (a)	1,900,000	1,900,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Cox Health Sys. Proj.) 4.05% (AMBAC Insured), VRDN (a)	4,000,000	4,000,000
(SSM Health Care Sys. Proj.) Series C-1, 4.05% (FSA Insured), VRDN (a)	4,200,000	4,200,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.):
Series A, 3.96% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,420,000	3,420,000
Series B, 3.99% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,200,000	7,200,000
		20,720,000
Nevada - 3.1%
Clark County Arpt. Rev. Participating VRDN Series DB 180, 4.06% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,845,000	6,845,000
Clark County Fuel Tax Participating VRDN Series PZ 138, 4.07% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,640,000	3,640,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County School District Participating VRDN Series PZ 171, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 7,160,000	$ 7,160,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 4% (Liquidity Facility Societe Generale) (a)(b)	2,100,000	2,100,000
		19,745,000
New Mexico - 1.7%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series Putters 1118, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,380,000	5,380,000
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 3.94%, VRDN (a)	5,350,000	5,350,000
		10,730,000
New York - 2.5%
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series B, 3.96%, LOC Bank of America NA, LOC Citibank NA, VRDN (a)	10,000,000	10,000,000
Tobacco Settlement Asset Securitization Corp. Participating VRDN Series ROC II R519CE, 4.03% (Liquidity Facility Citibank NA) (a)(b)	5,600,000	5,600,000
		15,600,000
Non State Specific - 0.2%
Multi-state Participating VRDN Series Putters 1850 F, 4.15% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,100,000	1,100,000
North Carolina - 2.2%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 4.04% (Liquidity Facility Citibank NA) (a)(b)	2,900,000	2,900,000
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MACN 05 G, 4.03% (Liquidity Facility Bank of America NA) (a)(b)	3,415,000	3,415,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 918, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,780,000	1,780,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. 3.96%, LOC Bank of America NA, VRDN (a)	$ 3,000,000	$ 3,000,000
Wake County Gen. Oblig. Participating VRDN Series EC 1115, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,480,000	1,480,000
		13,975,000
Ohio - 1.8%
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.94%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000,000	2,000,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 4%, VRDN (a)	2,000,000	2,000,000
Subseries B3, 4%, VRDN (a)	3,000,000	3,000,000
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,875,000	2,875,000
Ohio Poll. Cont. Rev. (Sohio Wtr. Proj.) Series 1995, 3.97%, VRDN (a)	1,100,000	1,100,000
		10,975,000
Oklahoma - 0.2%
Oklahoma Capitol Impt. Auth. Facilities Rev. (Higher Ed. Proj.) Series D-1, 4.05% (CIFG North America Insured), VRDN (a)	1,100,000	1,100,000
Oregon - 0.6%
Oregon Dept. of Administrative Svcs. Participating VRDN Series EC 1169, 4.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,930,000	3,930,000
Pennsylvania - 3.8%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 1998, 4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,500,000	3,500,000
Allegheny County Indl. Dev. Auth. Rev. (Sacred Heart High School Proj.) 4.03%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (PECO Energy Co. Proj.) Series 1999 A, 4.05%, LOC Wachovia Bank NA, VRDN (a)	1,500,000	1,500,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Merlots 04 B15, 4.02% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,885,000	1,885,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN: - continued
Series MSTC 00 110, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 3,400,000	$ 3,400,000
Saint Luke's Hosp. Rev. Participating VRDN Series PT 4248, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,680,000	12,680,000
		23,965,000
South Carolina - 0.6%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,640,000	3,640,000
Tennessee - 9.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
3.96%, LOC Bank of America NA, VRDN (a)	9,254,000	9,254,000
3.96%, LOC Bank of America NA, VRDN (a)	1,800,000	1,800,000
3.96%, LOC Bank of America NA, VRDN (a)	3,850,000	3,850,000
3.96%, LOC Bank of America NA, VRDN (a)	13,335,000	13,335,000
Knoxville County Tennessee Health & Edl. Facilities Board (Johnson Bible College Proj.) 4.01%, LOC Regions Bank of Alabama, VRDN (a)	3,750,000	3,750,000
Memphis Elec. Sys. Rev. Participating VRDN Series LB 06 P24U, 4.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	12,490,000	12,490,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) 3.96%, LOC Bank of America NA, VRDN (a)	7,245,000	7,245,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 IV H2, 4% (AMBAC Insured), VRDN (a)	1,600,000	1,600,000
Series 6A1, 3.99% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	2,340,000	2,340,000
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	400,000	400,000
Tennessee Health & Edl. Facilities Board Rev. Participating VRDN Series LB 06 P10, 4.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	1,185,000	1,185,000
		57,249,000
Texas - 9.8%
Arlington Spl. Oblig.:
Participating VRDN Series LB 05 L19, 4.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,000,000	3,000,000
Series B, 3.96% (MBIA Insured), VRDN (a)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 4.01% (Liquidity Facility Wells Fargo & Co.) (a)(b)	$ 4,670,000	$ 4,670,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 4% (Liquidity Facility Societe Generale) (a)(b)	200,000	200,000
Frisco Independent School District Participating VRDN Series Putters 476, 4.03% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,385,000	1,385,000
Harris County Gen. Oblig. Participating VRDN Series Putters 1682, 4.03% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000,000	4,000,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series B, 3.93% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,455,000	4,455,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) 3.96% (MBIA Insured), VRDN (a)	2,100,000	2,100,000
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 4.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,450,000	1,450,000
Houston Gen. Oblig. Participating VRDN Series PT 2974, 4.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,410,000	1,410,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 4.03% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,690,000	2,690,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070 B, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,290,000	3,290,000
Leander Independent School District Participating VRDN Series Piper 05 C, 4.07% (Liquidity Facility Bank of New York, New York) (a)(b)	700,000	700,000
Lufkin Health Facilities Dev. Corp. Health Sys. Rev. (Memorial Health Sys. of East Texas Proj.) 3.98%, LOC Wachovia Bank NA, VRDN (a)	9,900,000	9,900,000
Mesquite Independent School District Participating VRDN Series Putters 1032, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,980,000	2,980,000
Northside Independent School District Participating VRDN Series LB 05 K17, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,585,000	5,585,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Merlots 01 A10, 4.02% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,755,000	5,755,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series MSTC 01 132, 4% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 4.03% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 1,980,000	$ 1,980,000
Texas Gen. Oblig. Participating VRDN Series ROC II R 4020, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,330,000	2,330,000
		61,780,000
Utah - 4.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 3.94%, LOC BNP Paribas SA, VRDN (a)	7,800,000	7,800,000
Lehman Muni. Trust Rcpts Various States Participating VRDN Series LB 06 P64, 4.2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,145,000	4,145,000
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc. Proj.) Series 1994, 3.94%, VRDN (a)	2,100,000	2,100,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series MS 1197, 4.05% (Liquidity Facility Morgan Stanley) (a)(b)	14,020,000	14,020,000
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 3.96% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,000,000	3,000,000
		31,065,000
Virginia - 1.5%
Richmond Pub. Util. Rev. Participating VRDN Series EGL 06 50 Class A, 4.04% (Liquidity Facility Citibank NA) (a)(b)	5,800,000	5,800,000
Virginia Commonwealth Univ. Rev. Series B, 3.97% (AMBAC Insured), VRDN (a)	3,700,000	3,700,000
		9,500,000
Washington - 4.3%
King County School District #401 Highline Pub. Schools Participating VRDN Series PT 1423, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,040,000	1,040,000
Port of Seattle Rev. Participating VRDN Series DB 168, 4.03% (Liquidity Facility Deutsche Bank AG) (a)(b)	1,000,000	1,000,000
Washington Gen. Oblig. Participating VRDN:
Series LB 06 P23U, 4.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,315,000	3,315,000
Series MS 1161, 4.05% (Liquidity Facility Morgan Stanley) (a)(b)	6,328,000	6,328,000
Series ROC II R6070, 4.03% (Liquidity Facility Citigroup, Inc.) (a)(b)	8,625,000	8,625,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Mirabella Proj.) Series A, 3.97%, LOC HSH Nordbank AG, VRDN (a)	3,170,000	3,170,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.: - continued
(Panorama City Proj.) Series 1997, 4%, LOC KeyBank NA, VRDN (a)	$ 2,005,000	$ 2,005,000
(Rockwood Retirement Communities Proj.) 3.92%, LOC Wells Fargo Bank NA, VRDN (a)	1,770,000	1,770,000
		27,253,000
West Virginia - 0.3%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 4.03% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,985,000	1,985,000
Wisconsin - 3.1%
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 339, 4.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,810,000	5,810,000
Series MT 389, 4.06% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,000,000	6,000,000
(Gundersen Lutheran Clinic Proj.) Series A, 3.93% (FGIC Insured), VRDN (a)	3,435,000	3,435,000
Series B, 4.04%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	3,500,000	3,500,000
4.04%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,000,000	1,000,000
		19,745,000
Wyoming - 1.3%
Platte County Poll. Cont. Rev.:
(Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 4.05%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	3,300,000	3,300,000
Series 1984 B, 4.05%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	4,760,000	4,760,000
		8,060,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $626,252,000)		626,252,000
NET OTHER ASSETS - 0.6%		3,860,793
NET ASSETS - 100%		$ 630,112,793
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $626,252,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007